Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Banking And Thrift [Abstract]
One year or less	$ 258,188	$ 197,287
After one to two years	144,474	106,369
After two to three years	90,601	69,037
After three to four years	44,626	54,559
After four to five years	10,618	42,490
Thereafter	10,152	954
Time Deposits, Total	$ 558,659	$ 470,696